SCHEDULE OF DISAGGREGATED REVENUES BY DISTRIBUTION CHANNEL (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total sales	$ 18,791	$ 18,303	$ 86,251	$ 78,000
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total sales	7,069	13,035	43,344	59,042
Sales Channel, Through Intermediary [Member]
Disaggregation of Revenue [Line Items]
Total sales	2,968	2,087	9,102	10,733
Original Equipment Manufacture [Member]
Disaggregation of Revenue [Line Items]
Total sales	$ 8,754	$ 3,181	$ 33,805	$ 8,225